Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilmington Funds
Entity Central Index Key	0000830744
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Wilmington U.S. Government Money Market Fund - Administrative Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Administrative Class
Trading Symbol	WAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$ 31	0.60% *
*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 9,836,073,850
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%

Wilmington U.S. Government Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Institutional Class
Trading Symbol	WGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$ 13	0.25% *
*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 9,836,073,850
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%

Wilmington U.S. Government Money Market Fund - Select Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Select Class
Trading Symbol	WGEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$ 16	0.32% *
*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 9,836,073,850
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%

Wilmington U.S. Government Money Market Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Service Class
Trading Symbol	WGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$ 34	0.66% *
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 9,836,073,850
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57

Holdings [Text Block]
What Did the Fund
Invest I
n?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%

Wilmington U.S. Government Money Market Fund - Preferred Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$ 8	0.16% *
*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 9,836,073,850
Holdings Count | Holding	57
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%

Wilmington U.S. Treasury Money Market Fund - Administrative Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Administrative Class
Trading Symbol	WTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$ 31	0.60% *
*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 2,041,585,555
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2024) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%

Wilmington U.S. Treasury Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Institutional Class
Trading Symbol	WTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$ 13	0.25% *
*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 2,041,585,555
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2024) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%

Wilmington U.S. Treasury Money Market Fund - Select Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Select Class
Trading Symbol	WTEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$ 16	0.32% *
*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 2,041,585,555
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2024) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%

Wilmington U.S. Treasury Money Market Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Service Class
Trading Symbol	WTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$ 34	0.66% *
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 2,041,585,555
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2024) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%

Wilmington U.S. Treasury Money Market Fund - Preferred Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WTQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$ 8	0.16% *
*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 2,041,585,555
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2024) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%

Wilmington Broad Market Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class A
Trading Symbol	WABMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$ 40	0.78% *
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 619,559,502
Holdings Count | Holding	422
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 619,559,502
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	36.3%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	24.6%
Cash Collateral Invested for Securities on Loan	2.1%
Money Market Fund	1.7%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	25.9%
U.S. Treasury Obligations	34.1%
AA / Aa	0.6%
A / A	8.2%
BBB / Baa	25.6%
BB / Ba	1.0%
B / B	0.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington Broad Market Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class I
Trading Symbol	WIBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$ 22	0.43% *
*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 619,559,502
Holdings Count | Holding	422
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 619,559,502
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	36.3%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	24.6%
Cash Collateral Invested for Securities on Loan	2.1%
Money Market Fund	1.7%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	25.9%
U.S. Treasury Obligations	34.1%
AA / Aa	0.6%
A / A	8.2%
BBB / Baa	25.6%
BB / Ba	1.0%
B / B	0.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class A
Trading Symbol	WTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$ 37	0.72% *
*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 318,261,984
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,261,984
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
General Obligations	12.8%
Medical	11.9%
Airport	10.8%
Higher Education	7.8%
Transportation	6.4%
Power	4.8%
School District	4.1%
Development	3.5%
Education	3.0%
Student Loan	2.8%
Water	2.5%
Tobacco Settlement	2.2%
Utilities	1.1%
Multifamily Housing	0.3%
Housing	0.2%
Exchange-Traded Funds	5.4%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	10.5%
AA / Aa	26.9%
A / A	41.6%
BBB / Baa	10.5%
Not Rated	10.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class I
Trading Symbol	WTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$ 24	0.47% *
*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 318,261,984
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 318,261,984
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
General Obligations	12.8%
Medical	11.9%
Airport	10.8%
Higher Education	7.8%
Transportation	6.4%
Power	4.8%
School District	4.1%
Development	3.5%
Education	3.0%
Student Loan	2.8%
Water	2.5%
Tobacco Settlement	2.2%
Utilities	1.1%
Multifamily Housing	0.3%
Housing	0.2%
Exchange-Traded Funds	5.4%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	10.5%
AA / Aa	26.9%
A / A	41.6%
BBB / Baa	10.5%
Not Rated	10.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington New York Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class A
Trading Symbol	WNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$ 41	0.81% *
*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 38,202,168
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 38,202,168
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Did
the
Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	23.8%
Higher Education	16.9%
General Obligations	13.3%
Education	8.8%
Transportation	6.9%
Medical	6.0%
Airport	5.7%
Development	4.8%
Water	4.4%
School District	4.2%
Power	2.8%
Utilities	2.2%
Money Market Fund	0.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.1%
AA / Aa	48.7%
A / A	26.9%
BBB / Baa	15.6%
Not Rated	2.7%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington New York Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class I
Trading Symbol	WNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$ 28	0.56% *
*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 38,202,168
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 38,202,168
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	23.8%
Higher Education	16.9%
General Obligations	13.3%
Education	8.8%
Transportation	6.9%
Medical	6.0%
Airport	5.7%
Development	4.8%
Water	4.4%
School District	4.2%
Power	2.8%
Utilities	2.2%
Money Market Fund	0.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.1%
AA / Aa	48.7%
A / A	26.9%
BBB / Baa	15.6%
Not Rated	2.7%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Wilmington Enhanced Dividend Income Strategy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced DividendIncome Strategy Fund
Class Name	Class I
Trading Symbol	WDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$ 27	0.50% *
*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 80,591,973
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 80,591,973
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Money Market Fund	0.7%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.4%
Information Technology	13.8%
Health Care	12.2%
Industrials	11.6%
Consumer Staples	8.7%
Energy	7.4%
Real Estate	6.5%
Consumer Discretionary	5.1%
Utilities	5.0%
Communication Services	4.0%
Materials	3.6%

Wilmington Enhanced Dividend Income Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced DividendIncome Strategy Fund
Class Name	Class A
Trading Symbol	WDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$ 40	0.75% *
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 80,591,973
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 80,591,973
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Money Market Fund	0.7%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.4%
Information Technology	13.8%
Health Care	12.2%
Industrials	11.6%
Consumer Staples	8.7%
Energy	7.4%
Real Estate	6.5%
Consumer Discretionary	5.1%
Utilities	5.0%
Communication Services	4.0%
Materials	3.6%

Wilmington Large-Cap Strategy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Large-Cap Strategy Fund
Class Name	Class I
Trading Symbol	WMLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$ 13	0.25% *
*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 594,296,839
Holdings Count | Holding	1,003
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 594,296,839
Total number of portfolio holdings	1,003
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.6%
Cash Collateral Invested for Securities on Loan	0.3%
Investment Companies	0.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	29.7%
Financials	13.8%
Health Care	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.9%
Consumer Staples	5.6%
Energy	3.4%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

Wilmington International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class A
Trading Symbol	WINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$ 56	1.08% *
*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 548,969,830
Holdings Count | Holding	369
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 548,969,830
Total number of portfolio holdings	369
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.8%
Exchange-Traded Funds	3.8%
Cash Collateral Invested for Securities on Loan	2.2%
Money Market Fund	2.0%
Preferred Stock	0.2%
Long Equity Index Futures (Notional Value)	1.9%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.2%
Industrials	16.5%
Information Technology	10.9%
Consumer Discretionary	10.1%
Health Care	8.5%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	5.1%
Energy	3.9%
Utilities	2.1%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.7%
United Kingdom	10.2%
United States	9.3%
France	7.5%
China	6.8%
Canada	6.0%
Taiwan	5.4%
Germany	4.1%
Switzerland	3.3%
Australia	3.0%
South Korea	2.8%
Netherlands	2.5%
Spain	1.9%
South Africa	1.7%
Hong Kong	1.7%
India	1.5%
Austria	1.3%
Brazil	1.3%
Sweden	1.2%
Norway	1.0%
Other Countries	9.6%

Wilmington International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class I
Trading Symbol	WINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$ 43	0.83% *
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 548,969,830
Holdings Count | Holding	369
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 548,969,830
Total number of portfolio holdings	369
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.8%
Exchange-Traded Funds	3.8%
Cash Collateral Invested for Securities on Loan	2.2%
Money Market Fund	2.0%
Preferred Stock	0.2%
Long Equity Index Futures (Notional Value)	1.9%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.2%
Industrials	16.5%
Information Technology	10.9%
Consumer Discretionary	10.1%
Health Care	8.5%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	5.1%
Energy	3.9%
Utilities	2.1%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.7%
United Kingdom	10.2%
United States	9.3%
France	7.5%
China	6.8%
Canada	6.0%
Taiwan	5.4%
Germany	4.1%
Switzerland	3.3%
Australia	3.0%
South Korea	2.8%
Netherlands	2.5%
Spain	1.9%
South Africa	1.7%
Hong Kong	1.7%
India	1.5%
Austria	1.3%
Brazil	1.3%
Sweden	1.2%
Norway	1.0%
Other Countries	9.6%

Wilmington Global Alpha Equities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class A
Trading Symbol	WRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$ 77	1.49% *
*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 187,184,320
Holdings Count | Holding	715
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 187,184,320
Total number of portfolio holdings	715
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.5%
Money Market Fund	5.2%
Preferred Stocks	0.3%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(46.7) %
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.6%
Information Technology	15.4%
Industrials	13.9%
Health Care	10.9%
Consumer Discretionary	9.5%
Consumer Staples	7.2%
Communication Services	6.5%
Materials	3.9%
Energy	3.0%
Utilities	2.8%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	50.0%
Japan	11.2%
United Kingdom	6.0%
France	3.8%
China	3.6%
Canada	3.4%
Germany	2.8%
Switzerland	2.2%
Netherlands	1.6%
Hong Kong	1.4%
Italy	1.2%
Ireland	1.0%
Other Countries	6.6%

Wilmington Global Alpha Equities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class I
Trading Symbol	WRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$ 64	1.24% *
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 187,184,320
Holdings Count | Holding	715
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 187,184,320
Total number of portfolio holdings	715
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.5%
Money Market Fund	5.2%
Preferred Stocks	0.3%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(46.7) %
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.6%
Information Technology	15.4%
Industrials	13.9%
Health Care	10.9%
Consumer Discretionary	9.5%
Consumer Staples	7.2%
Communication Services	6.5%
Materials	3.9%
Energy	3.0%
Utilities	2.8%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	50.0%
Japan	11.2%
United Kingdom	6.0%
France	3.8%
China	3.6%
Canada	3.4%
Germany	2.8%
Switzerland	2.2%
Netherlands	1.6%
Hong Kong	1.4%
Italy	1.2%
Ireland	1.0%
Other Countries	6.6%

Wilmington Real Asset Fund - Class A
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class A
Trading Symbol	WMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$ 43	0.82% *
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 381,797,639
Holdings Count | Holding	428
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 381,797,639
Total number of portfolio holdings	428
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	33.9%
Real Estate Related Exchange-Traded Funds	8.7%
Real Estate Related Common Stocks	6.8%
Real Estate Related Investment Company	3.0%
Commodity Related Investment Companies	44.8%
Commodity Related Exchange-Traded Funds	1.7%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	0.8%

Wilmington Real Asset Fund - Class I
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class I
Trading Symbol	WMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports . You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$ 30	0.57% *
*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 381,797,639
Holdings Count | Holding	428
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 381,797,639
Total number of portfolio holdings	428
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	33.9%
Real Estate Related Exchange-Traded Funds	8.7%
Real Estate Related Common Stocks	6.8%
Real Estate Related Investment Company	3.0%
Commodity Related Investment Companies	44.8%
Commodity Related Exchange-Traded Funds	1.7%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	0.8%

[1]	Annualized